INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of analysis of Inventories

	2022	2021

Trade goods	1,822,418	2,920,987
Less: Provision for impairment	(34,171)	(44,741)

	1,788,247	2,876,246

Schedule of movements in provision for impairment of trade goods

	2022	2021

1 January	44,741	38,019
Utilized	(44,741)	(38,019)
Charge for the year	34,171	44,741

31 December	34,171	44,741